Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Obligations

As of December 31, 2025 and 2024, the Company had the following lease obligations:

	Discount		December 31,	December 31,
	Rate	Maturity	2025	2024
Current	3.0% - 4.5%	2025-2028	€12,203	€32,367
Non-current	3.0% - 4.5%	2026-2028	10,059	3,958
			€22,261	€36,325

Schedule of Lease Liabilities
Balance - December 31, 2022	€95,059
Lease liability additions	19,353
Repayment of Lease liability	(60,523)
Interest expense on lease liabilities	2,177
Balance - December 31, 2023	€56,066
Lease liability additions from lease modification	41,944
Repayment of Lease liability	(63,996)
Interest expense on lease liabilities	2,311
Balance - December 31, 2024	€36,325
Lease liability additions	42,644
Cancellation of lease	(11,795)
Repayment of Lease liability	(47,941)
Interest expense on lease liabilities	3,028
Balance – December 31, 2025	€22,261

Schedule of Maturity Lease Liabilities

The following table summarizes the maturity of our lease liabilities as of December 31, 2025:

For the year ended December 31,
2026	€12,922
2027	7,887
2028	2,476
Total lease payments	23,286
Less: financing cost	(1,025)
Lease liabilities	€22,261

Schedule of Right-of-Use Assets

As of December 31, 2025 and 2024, the Company has right-of-use assets as follows:

Balance - December 31, 2022	€94,106
Additions	19,353
Depreciation	(58,524)
Balance - December 31, 2023	€54,935
Additions from lease modification	41,944
Depreciation	(61,568)
Balance - December 31, 2024	€35,311
Additions from lease modification	42,644
Depreciation	(45,162)
Cancellation of lease	(11,349)
Balance – December 31, 2025	€21,444